Earnings per share - EPS Schedule (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net loss for the period	$ (31,600)	$ (12,851)	$ (38,339)
Less accumulated preferred dividend yield	0	0	(4,205)
Total	$ (31,600)	$ (12,851)	$ (42,544)
Weighted average number of shares, basic (in shares)	124,001	119,076	99,261
Weighted average number of shares, diluted (in shares)	124,001	119,076	99,261
Basic loss per share (in dollars per share)	$ (0.25)	$ (0.11)	$ (0.43)
Diluted loss per share (in dollars per share)	$ (0.25)	$ (0.11)	$ (0.43)